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                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                PREFERENCE PREMIER(R) VARIABLE ANNUITY CONTRACTS
                  ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

                       SUPPLEMENT DATED SEPTEMBER 19, 2011
              TO THE PROSPECTUS DATED MAY 1, 2011 (AS SUPPLEMENTED)

This supplement describes changes to certain optional living and death benefits that will be effective for Preference Premier variable annuity contracts issued by Metropolitan Life Insurance Company ("MetLife", "we," "us," or "our"). If approved in your state, these changes are effective for Contracts issued based on applications and necessary information that we receive in good order at your Administrative Office on and after October 10, 2011.

IN ORDER TO RECEIVE THE CURRENT VERSIONS OF THESE OPTIONAL BENEFITS, YOUR APPLICATION AND NECESSARY INFORMATION MUST BE RECEIVED BY YOUR ADMINISTRATIVE OFFICE, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON OCTOBER 7, 2011.

This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, if purchased through a MetLife sales representative, write to us at PO Box 10342, Des Moines, IA 50306-0342 (Attention: Fulfillment Unit-Preference Premier) or call us at (800) 638-7732 to request a free copy. If purchased through a New England Financial(R) (NEF) sales representative, write to us at PO Box 14594, Des Moines, IA 50306-0342 or call us at (800) 435-4117 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

I. INTRODUCTION OF GUARANTEED MINIMUM INCOME BENEFIT MAX II ("GMIB MAX II"); GUARANTEED MINIMUM INCOME BENEFIT MAX ("GMIB MAX") NO LONGER AVAILABLE

A. Contracts issued based on applications and necessary information that we receive, in good order, at your Administrative Office on and after October 10, 2011 may elect the GMIB Max II optional benefit. The GMIB Max II optional benefit is identical to the GMIB Max optional benefit described in the May 1, 2011 prospectus, with the following exceptions:

          . The Annual Increase Rate: the annual increase rate is 5.5% under the GMIB Max II.

          . The Annual Withdrawal Amount percentage: the annual withdrawal amount percentage is 5.5% under the GMIB Max II.

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          .    Enhanced Payout Rates:

               (DOES NOT APPLY TO CONTRACTS ISSUED IN NEW YORK STATE) The GMIB Max II purchase rates are enhanced under the following circumstances. If:

               (a) you begin withdrawals on or after age 62;

               (b) your Account Value is fully withdrawn or decreases to zero on or after age 62 and there is an income base remaining; and

               (c) the income type you select is the Lifetime Income Annuity with a 5-Year Guarantee Period.

               Then the annual income payments under GMIB Max II will equal or exceed 5% of the income base (calculated on the date the payments are determined).

               Or:

               (a) you begin withdrawals on or after age 67;

               (b) your Account Value is fully withdrawn or decreases to zero on or after age 67 and there is an income base remaining; and

               (c) the income type you select is the Lifetime Income Annuity with a 5-Year Guarantee Period.

               Then the annual income payments under GMIB Max II will equal or exceed 5.5% of the income base (calculated on the date the payments are determined).

               (FOR CONTRACTS ISSUED IN NEW YORK STATE ONLY) The GMIB Max II purchase rates are enhanced under the following circumstances (The following does not apply to any other GMIB optional benefit.) If:

               (a) the Contract was issued on or after age 62;

               (b) you begin withdrawals on or after age 62;

               (c) your Account Value is fully withdrawn or decreases to zero on or after age 62 and there is an income base remaining; and

               (d) the income type you select is the Lifetime Income Annuity with a 5-Year Guarantee Period.

               Then the annual income payments under GMIB Max II will equal or exceed 5% of the income base (calculated on the date the payments are determined).

               Or:

               (a) the Contract was issued on or after age 62;

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               (b) you begin withdrawals on or after age 67;

               (c) your Account Value is fully withdrawn or decreases to zero on or after age 67 and there is an income base remaining; and

               (d) the income type you select is the Lifetime Income Annuity with a 5-Year Guarantee Period.

               Then the annual income payments under GMIB Max II will equal or exceed 5.5% of the income base (calculated on the date the payments are determined).

     B. GMIB Max will no longer be available for purchase, effective for applications and necessary paperwork received after the close of the New York Stock Exchange on October 7, 2011.

     II. INTRODUCTION OF GUARANTEED MINIMUM INCOME BENEFIT PLUS IV ("GMIB PLUS IV"); GUARANTEED MINIMUM INCOME BENEFIT PLUS III ("GMIB PLUS III") NO LONGER AVAILABLE

     A. Contracts issued based on applications and necessary information that we receive, in good order, at your Administrative Office on and after October 10, 2011 may elect the GMIB Plus IV optional benefit. The GMIB Plus IV optional benefit is identical to the GMIB Plus III optional benefit described in the May 1, 2011 prospectus, with the following exceptions:

          . The Annual Increase Rate: the annual increase rate is 4.5% under the GMIB Plus IV.

          . The Annual Withdrawal Amount percentage: the annual withdrawal amount percentage is 4.5% under the GMIB Plus IV.

          . For Contracts issued in New York State, the Annual Increase Amount shall not exceed 400% of the total purchase payments or, if greater, 400% of the Annual Increase Amount as of the most recent Optional Step-Up for GMIB Plus IV.

          .    Enhanced Payout Rates:

               (DOES NOT APPLY TO CONTRACTS ISSUED IN NEW YORK STATE) The GMIB Plus IV purchase rates are enhanced under the following circumstances. (The following does not apply to any other GMIB optional benefit.) If:

               (a) you begin withdrawals on or after age 60;

               (b) your Account Value is fully withdrawn or decreases to zero on or after age 60 and there is an income base remaining; and

               (c) the income type you select is the Lifetime Income Annuity with a 5-Year Guarantee Period.

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               Then the annual income payments under GMIB Plus IV will equal or exceed 4.5% of the income base (calculated on the date the payments are determined).

               (FOR CONTRACTS ISSUED IN NEW YORK STATE ONLY) The GMIB Plus IV purchase rates are enhanced under the following circumstances (The following does not apply to any other GMIB optional benefit.) If:

               (a) the Contract was issued on or after age 48;

               (b) you begin withdrawals on or after age 60;

               (c) your Account Value is fully withdrawn or decreases to zero on or after age 60 and there is an income base remaining; and

               (d) the income type you select is the Lifetime Income Annuity with a 5-Year Guarantee Period.

               Then the annual income payments under GMIB Plus IV will equal or exceed 4.5% of the income base (calculated on the date the payments are determined).

     B. GMIB Plus III will no longer be available for purchase, effective for applications and necessary paperwork received after the close of the New York Stock Exchange on October 7, 2011.

     III. INTRODUCTION OF ENHANCED DEATH BENEFIT MAX II ("EDB MAX II"); MAY ONLY ELECT EDB MAX II IF GMIB MAX II IS ELECTED; ENHANCED DEATH BENEFIT MAX ("EDB MAX") NO LONGER AVAILABLE

     A. Contracts issued based on applications and necessary information that we receive, in good order, at your Administrative Office on and after October 10, 2011 may elect the EDB Max II optional benefit. The EDB Max II optional benefit is identical to the EDB Max optional benefit described in the May 1, 2011 prospectus with the following exceptions.

          . The Annual Increase Rate: the annual increase rate is 5.5% under the EDB Max II.

          . The Annual Withdrawal Amount percentage: the annual withdrawal amount percentage is 5.5% under the EDB Max II.

          . The EDB Max II optional benefit may only be elected if you have elected the GMIB Max II optional benefit. You should understand that by electing both a GMIB optional benefit and an EDB optional benefit, you will be paying for and receiving both an income benefit and a death benefit and the cost of the combined optional benefits will be higher than the cost of either a GMIB optional benefit or other available optional death benefit individually. Please note that other standard or optional death benefits are available and are not required to be purchased in combination with a GMIB optional benefit. You

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               should also understand that once GMIB income payments begin under a GMIB optional benefit, the EDB optional benefit will be terminated.

     B. EDB Max will no longer be available for purchase, effective for applications and necessary paperwork received after the close of the New York Stock Exchange on October 7, 2011.

     IV. INTRODUCTION OF ENHANCED DEATH BENEFIT III ("EDB III"); MAY ONLY ELECT EDB III IF GMIB PLUS IV IS ELECTED; ENHANCED DEATH BENEFIT II ("EDB II") NO LONGER AVAILABLE

     A. Contracts issued based on applications and necessary information that we receive, in good order, at your Administrative Office on and after October 10, 2011 may elect the EDB III optional benefit. The EDB III optional benefit is identical to the EDB II optional benefit described in the May 1, 2011 prospectus, with the following exceptions.

          . The Annual Increase Rate: the annual increase rate is 4.5% under the EDB III.

          . The Annual Withdrawal Amount percentage: the annual withdrawal amount percentage is 4.5% under the EDB III.

          . The EDB III optional benefit may only be elected if you have elected the GMIB Plus IV optional benefit. You should understand that by electing both a GMIB optional benefit and an EDB optional benefit, you will be paying for and receiving both an income benefit and a death benefit and the cost of the combined optional benefits will be higher than the cost of either a GMIB optional benefit or other available optional death benefit individually. Please note that other standard or optional death benefits are available under this contract that are not required to be purchased in combination with a GMIB optional benefit. You should also understand that once GMIB income payments begin under a GMIB optional benefit, the EDB optional benefit will be terminated.

     B. EDB II will no longer be available for purchase, effective for applications and necessary paperwork received after the close of the New York Stock Exchange on October 7, 2011.

     V.   LIFETIME WITHDRAWAL GUARANTEE II ("LWG II") NO LONGER AVAILABLE

          The LWG II optional benefit will no longer be available for purchase, effective for applications and necessary paperwork received after the close of the New York Stock Exchange on October 7, 2011.

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     VI.  ENHANCED GUARANTEED WITHDRAWAL BENEFIT ("EGWB") NO LONGER AVAILABLE

          The EGWB optional benefit will no longer be available for purchase, effective for applications and necessary paperwork received after the close of the New York Stock Exchange on October 7, 2011.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE
PO Box 10342 (MetLife)                    Telephone: (800) 638-7732
PO Box 14594 (NEF)                        Telephone: (800) 435-4117
Des Moines, IA 50306-0342

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